Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Summary of Property Plant and Equipment

	Balance as of
Classes of Property, Plant and Equipment, Net	12-31-2019	12-31-2018
	ThCh$	ThCh$
Property, plant and equipment, net	2,747,643,715	2,919,097,994
Construction in progress	730,069,617	654,854,659
Land	61,662,723	57,932,689
Buildings	30,487,377	8,438,832
Plant and equipment	1,879,714,167	2,146,295,618
Network Infrastructure	27,990,039	33,921,524
Right-of-use assets	17,719,792	17,654,672

	Balance as of
Classes of Property, Plant and Equipment, Gross	12-31-2019	12-31-2018
	ThCh$	ThCh$
Property, plant and equipment, gross	5,713,190,162	5,533,677,016
Construction in progress	730,069,617	654,854,659
Land	61,662,723	57,932,689
Buildings	45,102,449	22,243,315
Plant and equipment	4,750,674,167	4,670,987,645
Network Infrastructure	95,783,216	98,898,677
Right-of-use assets	29,897,990	28,760,031

	Balance as of
Classes of Accumulated Depreciation and Impairment of Property,	12-31-2019	12-31-2018
Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(2,965,546,447)	(2,614,579,022)
Buildings	(14,615,072)	(13,804,483)
Plant and equipment	(2,870,960,000)	(2,524,692,027)
Fixtures and fittings	(67,793,177)	(64,977,153)
Right-of-use assets	(12,178,198)	(11,105,359)

Summary of Changes in Property Plant and Equipment, Net

							Other Property,	Property,
							Plant and	Plant and
		Construction in			Plant and	Fixtures and	Equipment under	Equipment,
		Progress	Land	Buildings, Net	Equipment, Net	Fittings, Net	Finance Leases, Net	Net
Changes in the year ended December 31, 2019		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2019		654,854,659	57,932,689	8,438,832	2,146,295,618	33,921,524	17,654,672	2,919,097,994
	Increases other than those from business combinations	153,074,293	—	—	(127)	—	—	153,074,166
	Increase (decrease) from net foreign exchange differences	(55,056)	(15,144)	(25,367)	(205,534)	(99,087)	—	(400,188)
	Depreciation	—	—	(805,507)	(99,335,330)	(3,073,899)	(1,072,839)	(104,287,575)
	Impairment losses recognized in profit or loss	(32,225,073)	—	—	(247,795,190)	—	—	(280,020,263)
	Increases (decreases) from transfers and other changes	(44,686,867)	4,151,834	22,879,420	17,534,668	120,945	—	—
Change	Increases (decreases) from transfers from construction in process	(44,686,867)	4,151,834	22,879,420	17,534,668	120,945	—	—
	Disposals and withdrawals from service	—	(406,656)	—	(948,350)	(837,345)	—	(2,192,351)
	Disposals	—	(406,656)	—	(948,350)	—	—	(1,355,006)
	Removals	—	—	—		(837,345)	—	(837,345)
	First time adoption IFRS 16	—	—	—	—	—	—	—
	Hyperinflation Argentine societies	—	—	—	1,132,453	—	1,458,988	2,591,441
	Other increases (decrease)	(892,339)		(1)	63,035,959	(2,042,099)	(321,029)	59,780,491
	Total changes	75,214,958	3,730,034	22,048,545	(266,581,451)	(5,931,485)	65,120	(171,454,279)
Closing balance as of December 31, 2019		730,069,617	61,662,723	30,487,377	1,879,714,167	27,990,039	17,719,792	2,747,643,715

							Other Property,	Property,
		Construction in	Land	Buildings, Net	Plant and	Fixtures and	Plant and	Plant and
		Progress			Equipment, Net	Fittings, Net	Equipment under	Equipment,
							Finance Leases, Net	Net
Changes in the year ended December 31, 2018		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2018		554,424,935	52,063,679	9,029,526	2,117,017,034	37,160,396	18,508,931	2,788,204,501
	Increases other than those from business combinations	223,154,320	5,893,739	—	46,227	—	—	229,094,286
	Increase (decrease) from net foreign exchange differences	(129,401)	(35,406)	(61,194)	(790,755)	106,382	—	(910,374)
	Depreciation (*)	—	—	(611,036)	(108,405,979)	(1,636,624)	(854,258)	(111,507,897)
	Increases (decreases) from transfers and other changes	(135,136,356)	—	81,534	135,214,591	(159,769)	—	—
Change	Increases (decreases) from transfers from construction in process	(135,136,356)	—	81,534	135,214,591	(159,769)	—	—
	Disposals and withdrawals from service	763	—	—	(527,470)	(1)	—	(526,708)
	Disposals	—	—	—	(527,469)	—	—	(527,469)
	Removals	763	—	—	(1)	(1)	—	761
	First time adoption IFRS 16	—	—	—	—	—	—	—
	Hyperinflation Argentine societies	—	—	—	1,912,829	—	—	1,912,829
	Other increases (decrease)	12,540,398	10,677	2	1,829,141	(1,548,860)	(1)	12,831,357
	Total changes	100,429,724	5,869,010	(590,694)	29,278,584	(3,238,872)	(854,259)	130,893,493
Closing balance as of December 31, 2018		654,854,659	57,932,689	8,438,832	2,146,295,618	33,921,524	17,654,672	2,919,097,994

Summary of Details of Right-of-Use Assets Net

	Land	Other Plants and Equipments, net	Right-of-use assets, Net
Changes in 2019	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019 before application of IFRS 16	2,758	17,651,914	17,654,672
Effects first time adoption IFRS 16	-	1,458,988	1,458,988
Opening balance as of January 1, 2019 after application of IFRS 16	2,758	19,110,902	19,113,660
Inversions (decreases) for foreign currency translation difference, net	-	-	-
Depreciation	(545)	(1,072,294)	(1,072,839)
Other increases (decreases)	91	(321,120)	(321,029)
Total changes	(454)	(1,393,414)	(1,393,868)
Balance as of December 31, 2019	2,304	17,717,488	17,719,792

Schedule of Future Lease Payments Finance Leases

	12-31-2019			12-31-2018
		Unearned	Present		Unearned	Present
	Gross	Interest	Value	Gross	Interest	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	3,221,198	526,482	2,694,716	2,779,080	612,806	2,166,274
From one to two years	3,065,057	363,742	2,701,315	2,779,080	471,998	2,307,082
From two to three years	3,063,925	190,536	2,873,389	2,779,080	322,037	2,457,043
From three to four years	5,400,635	33,948	5,366,687	7,726,436	180,386	7,546,050
From four to five years	68,375	13,361	55,014	—	—	—
More than five years	685,338	66,634	618,704	—	—	—
Total (*)	15,504,528	1,194,703	14,309,825	16,063,676	1,587,227	14,476,449

Schedule of Total Future Lease Payments

Years	12-31-2019
ThCh$
Less than one year	788,157
From one to two years	—
From two to three years	—
From three to four years	—
From four to five years	—
More than five years	—
Total	788,157